Subsequent Events - Sprott Credit Agreement (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	May 29, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Jan. 13, 2020
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 95.0
Common stock
Subsequent Event [Line Items]
Number of shares issued		90,560	336,961	90,000
Sprott Credit Agreement
Subsequent Event [Line Items]
Debt Instrument, Face Amount					$ 110.0
Subsequent Event
Subsequent Event [Line Items]
Maximum amount of equity financing by Third-Party Private Investor	$ 10.0
Subsequent Event | Common stock
Subsequent Event [Line Items]
Number of shares issued	0
Percentage of common stock issued	1.00%
Subsequent Event | Term loans
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 110.0
Subsequent Event | Sprott Credit Agreement
Subsequent Event [Line Items]
Debt Instrument, Face Amount						$ 110.0
Amount borrowed	$ 70.0